Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Liabilities Held for Trading at Fair Value Through Profit or Loss	The item detail is as follows:
	2024	2023
	MCh$	MCh$

Financial derivative contracts	2,444,721	2,196,116
Other financial instruments	990	2,305
Total	2,445,711	2,198,421

Schedule of Debt Portfolio of Derivative Instruments	As of December 31, 2024 and 2023, the Bank maintains the following debt portfolio of derivative instruments:
	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forward	—	—	3,638,001	3,939,379	2,003,870	2,316,619	2,583,070	2,458,194	863,850	283,291	—	3,590	—	—	9,088,791	9,001,073	241,757	221,626
Interest rate swap	—	—	619,104	512,235	1,627,918	1,843,294	4,583,573	6,210,930	7,622,130	6,735,372	3,963,087	3,815,430	3,921,627	4,322,545	22,337,439	23,439,806	650,370	817,501
Interest rate swap and cross currency swap	—	—	96,844	101,948	198,892	404,210	2,331,613	1,201,167	2,909,482	3,331,601	1,978,681	1,712,666	2,879,356	2,845,087	10,394,868	9,596,679	1,547,488	1,152,057
Call currency options	—	—	10,499	3,887	38,376	13,859	18,825	10,051	—	—	—	—	—	—	67,700	27,797	4,151	1,061
Put currency options	—	—	4,761	4,181	46,913	51,284	64,449	124,029	11,340	19,566	—	—	—	—	127,463	199,060	955	3,871
Total	—	—	4,369,209	4,561,630	3,915,969	4,629,266	9,581,530	10,004,371	11,406,802	10,369,830	5,941,768	5,531,686	6,800,983	7,167,632	42,016,261	42,264,415	2,444,721	2,196,116